UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 17.9% (11.3% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$535,475
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,140,562
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	651,913
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	6,491,940
	System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	1,144,340
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	706,796
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,842,703
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,148,360
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
745	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	773,832
	5.000%, 7/01/37 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,268,940
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	891,360
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	712,557
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	4,628,600
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,179,251
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AAA	2,049,960
	Bonds, City University System, Series 1998-1, 5.000%, 7/01/26 – FGIC Insured
2,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	2,062,800
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	6,586,409
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/08 at 101.00	AAA	4,875,848
	Episcopal School, Series 1997, 5.250%, 6/15/27 – MBIA Insured
1,850	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	1,967,235
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	2,054,700
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AAA	3,309,466
3,280	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	3,540,432
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
1,215	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	1,252,410
	Project, Series 2006, 5.000%, 3/01/31 – FGIC Insured
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/08 at 101.00	AAA	6,323,438
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
1,005	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	1,067,521
	1875, 7.370%, 3/01/46 – FGIC Insured (IF)
1,005	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	1,050,215
	7/01/32 – AMBAC Insured

59,730	Total Education and Civic Organizations			63,257,063

	Health Care – 17.2% (10.9% of Total Investments)
750	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	770,528
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/08 at 102.00	AAA	4,080,054
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,026,600
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,420	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,522,172
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,780,190
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,046,980
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	9,339,570
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,844,910
	2007B, 5.125%, 7/01/37 – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,649,550
3,300	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,438,336
2,635	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,879,792
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,200,353
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	9,379,440
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,975,196
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,256,777
1,265	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	1,405,757
	2007A, 5.250%, 7/01/34 – FGIC Insured
3,350	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/08 at 100.00	AAA	3,424,705
	Montefiore Medical Center, Series 1995A, 5.750%, 2/15/25 – AMBAC Insured

58,730	Total Health Care			61,020,910

	Housing/Multifamily – 3.7% (2.3% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,623,900
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,622,100
5,515	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,729,809
1,934	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/08 at 105.00	AAA	2,034,419
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	511,045
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
45	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/08 at 100.00	AAA	45,079
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
1,440	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/08 at 100.00	AAA	1,450,469
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

12,494	Total Housing/Multifamily			13,016,821

	Industrials – 1.0% (0.7% of Total Investments)
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	3,692,674
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.8% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	2/08 at 102.00	AAA	4,500,196
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 14.2% (9.0% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,595,280
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	879,245
14,630	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	14,967,075
	5.000%, 2/15/47 – FGIC Insured (UB)
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	AAA	2,385,068
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	AAA	1,055,650
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5,360	5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AAA	5,659,034
2,095	5.250%, 8/01/15 – FSA Insured	8/10 at 101.00	AAA	2,211,880
5,000	5.000%, 8/01/16 – FGIC Insured	8/10 at 101.00	AAA	5,262,300
125	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	131,374
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,350	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,595,388
1,700	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,815,022
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	4,419,720
	FGIC Insured
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	AAA	1,856,956
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	AAA	1,918,849
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – MBIA Insured	8/15 at 100.00	AAA	2,450,538

48,010	Total Tax Obligation/General			50,203,379

	Tax Obligation/Limited – 52.7% (33.4% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/09 at 101.00	AAA	3,473,734
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	5,009
	Services Facilities, Series 1996B, 5.125%, 8/15/21 – MBIA Insured
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 101.00	Aaa	5,109
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
195	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	201,872
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – FSA Insured	8/12 at 100.00	AAA	1,117,544
1,100	5.250%, 8/15/21 – FSA Insured	8/12 at 100.00	AAA	1,176,362
1,135	5.250%, 8/15/22 – FSA Insured	8/12 at 100.00	AAA	1,208,571
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,842,231
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,490	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,533,523
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	2,494,603
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,252,128
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,417,845
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,102,213
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,305,864
1,000	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,084,240
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,897,040
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – FSA Insured (UB)	5/17 at 100.00	AAA	6,765,712
1,670	5.750%, 5/01/28 – FSA Insured (UB)	5/17 at 100.00	AAA	1,886,649
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,958,625
	5.250%, 11/15/25 – FSA Insured
4,100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	4,286,550
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	4,965,056
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,337,920
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,238,080
6,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	6,471,000
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	3,112,680
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	8,222,000
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,605,973
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,600,251
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,856,218
1,990	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,084,863
3,470	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,616,677
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,560,705
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,671,536
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,170	5.250%, 5/01/12 – MBIA Insured	11/11 at 101.00	AAA	10,942,919
2,420	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	2,608,034
970	5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	996,520
5,345	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	5,722,571
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,122,760
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,964,187
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,673,075
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,535	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,620,658
12,010	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	12,303,764
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,164,600
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AAA	1,055,380
	2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	9,713,018
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	2,766,816
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,045,380
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	13,206,741
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	1,062,050
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	3,520,931
	Series 1995, 5.600%, 4/01/15 – MBIA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	520,360
	2005B, 5.000%, 3/15/30 – FSA Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	2,043,974
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	3,339,690
6,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	6,779,220

174,180	Total Tax Obligation/Limited			186,531,031

	Transportation – 16.5% (10.5% of Total Investments)
9,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	8,765,280
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	4,140,534
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	4,233,520
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	2,892,404
8,500	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	8,823,680
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	2,841,903
6,395	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	6,629,888
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,773,933
	FSA Insured
970	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AAA	1,025,930
	FGIC Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,566,350
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,767,915
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
1,570	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,801,968
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	5,296,200
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,814,496
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,054,980

55,850	Total Transportation			58,428,981

	U.S. Guaranteed – 16.3% (10.4% of Total Investments) (4)
175	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	Aaa	184,648
	Services Facilities, Series 2000D, 5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured
2,625	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,108,761
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	1,522,645
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	2,283,267
	Facilities, Series 2002A, 5.125%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,851,078
2,230	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,074,324
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,320,824
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,739,455
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,687,075
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	997,396
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,545,416
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,391,760
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,097,940
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/08 at 101.00	AAA	10,175,299
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/08 at 101.00	AAA	4,541,130
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	2,169,980
	Bonds, Fiscal Series 2002A, 5.750%, 6/15/27 (Pre-refunded 6/15/11) – MBIA Insured
30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	Aaa	32,339
	Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured
655	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	712,240
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
4,875	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	Aaa	5,244,281
	(Pre-refunded 3/15/12) – FSA Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,532,160
	4/01/20 (Pre-refunded 4/01/12) – FSA Insured
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	559,886
525	5.875%, 6/15/25 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	559,886
525	5.875%, 6/15/27 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	559,886

55,315	Total U.S. Guaranteed			57,891,676

	Utilities – 10.3% (6.5% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 – AMBAC	No Opt. Call	AAA	1,844,667
	Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,914,240
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,805,440
5,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	2,129,050
7,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	2,824,080
10,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	3,994,620
7,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	2,518,810
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,587,350
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,543,013
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,438,724
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	776,805
	5.000%, 12/01/35 – CIFG Insured
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	926,986
	11/15/19 – FGIC Insured

57,465	Total Utilities			36,303,785

	Water and Sewer – 6.5% (4.2% of Total Investments)
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	891,113
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,360	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,456,954
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,095,880
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,811,448
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	3,638,110
	Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,292,320
	6/01/28 – MBIA Insured

22,215	Total Water and Sewer			23,185,825

$ 552,204	Total Investments (cost $536,914,826) – 157.6%			558,032,341

	Floating Rate Obligations – (4.2)%			(14,845,000)

	Other Assets Less Liabilities – 2.2%			7,912,427

	Preferred Shares, at Liquidation Value – (55.6)%			(197,000,000)

	Net Assets Applicable to Common Shares – 100%			$354,099,768

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$2,250,000	Receive	3-Month USD-LIBOR	5.593%	Semi-Annually	10/01/08	10/01/37	$(181,952)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance,
Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description.
The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to December 31, 2007, at least one rating agency reduced the rating for
AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future.
If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $521,935,728.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$22,031,961
Depreciation	(785,287)

Net unrealized appreciation (depreciation) of investments	$21,246,674

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.